Income Taxes	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

18. INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

Hong Kong

On March 21, 2018, the HK Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity is taxed at 8.25%, and profits above HKD 2 million are taxed at 16.5%. The Company’s HK subsidiaries did not have assessable profits derived in Hong Kong for the years ended September 30, 2022, 2023 and 2024. Therefore, no HK profit tax was provided for fiscal the years ended September 30, 2022, 2023 and 2024.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% on its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for PRC tax purposes for the years ended September 30, 2022, 2023 and 2024.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. Changzhou Higgs obtained its HNTE status in October 2022 and will enjoy the preferential tax rate for three years through June 2025.

According to Caishui [2021] No.13, announcement of the Ministry of Finance and the State Taxation Administration, which became effective from January 1, 2021, an enterprise engaged in manufacturing business and whose main operating revenue accounts for more than 50% of the total revenue, is entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB1 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB1 million but not exceeding RMB3 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB3 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended June 30, 2022, 2023 and 2024, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The components of the income tax expense (benefit) from continuing operations are:

	Year Ended September 30,
	2022	2023	2024
Current	$658	$58,239	$16,102
Deferred	526,461	(120,686)	(802,471)
Total income tax expense (benefit)	$527,119	$(62,447)	$(786,369)

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	Year Ended September 30,
	2022	2023	2024
Net loss before income tax expense	$(6,860,106)	$(7,321,333)	$(8,872,165)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(1,715,027)	(1,830,333)	(2,218,041)

Effect of income tax rate differences in jurisdictions other than the PRC	362,253	563,279	345,120
Expenses not deductible for tax purpose and non-taxable income	53,798	277,404	486,576
Additional deduction of R&D expenses	-	(50,958)	(71,800)
Effect of preferential tax rates	-	21,922	(50,879)
Effect of utilization of tax loss carried forward	-	-	305
Effect on valuation allowance	1,826,095	956,239	722,350
Income tax expense (benefit)	$527,119	$(62,447)	$(786,369)

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in HK that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of September 30, 2023 and 2024, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in PRC, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

For the years ended September 30, 2022, 2023 and 2024, the effect of income tax rate differences in jurisdictions other than the PRC mainly resulted from the loss in EZGO, which is incorporated in BVI and is not subject to income or capital gains taxes. The effective tax rates are -8%, 1% and 9% for the years ended September 30, 2022, 2023 and 2024 respectively.

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2023 and 2024 was as follows:

	As of September 30,
	2023	2024
Deferred tax assets:
Tax loss carry forwards	$1,633,668	$2,525,068
Other-than-temporary impairment	-	813,218
Credit loss allowance	111,559	48,238
Reserve for inventory	11,320	5,719
Advertising expense	29,710	30,888
Less: disposal of a subsidiary	-	(314)
Less: valuation allowance	(1,625,432)	(2,431,792)
Deferred tax assets, net	$160,825	$991,025

The movement of valuation allowance for deferred tax assets is as follows:

	Year Ended September 30,
	2022	2023	2024
Beginning balance of fiscal year	$416,883	$2,172,738	$1,625,432
Addition	1,826,095	1,178,597	722,350
Utilization of tax loss carried forward	-	(222,358)	-
Reversal due to disposal of Tianjin Dilang and Tianjin Jiahao	-	(1,453,300)	-
Exchange rate effect	(70,240)	(50,245)	84,010
Ending balance of fiscal year	$2,172,738	$1,625,432	$2,431,792

For the years ended September 30, 2022, 2023 and 2024, the Company accrued valuation allowance for deferred tax assets of $1,826,095, $956,239 and $722,350, respectively, for which the Company concluded it is more likely than not that these net operating losses would not be utilized in the future. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold.

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted.

Total net operating losses (NOLs) carryforwards of the Company’s entities in PRC is $10,758,760 and $10,061,750 as of September 30, 2023 and 2024, respectively. As of September 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:

Year ending September 30,	Amount
2025	$237,905
2026	1,731,494
2027	1,816,777
2028	2,921,790
2029	3,096,458
2030	-
2031	-
2032	-
2033	120,311
2034	137,015
Total	$10,061,750

Accounting for uncertainty tax position

The Company did not identify significant unrecognized tax benefits for the years ended September 30, 2022, 2023 and 2024. The Company did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2018 to 2023 of the Company’s PRC subsidiaries and VIE and subsidiaries of the VIE remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.